Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	35.00%
Permanent items	(8.00%)	(4.00%)
State income taxes, net of federal taxes	4.00%	7.00%
Change in valuation allowance	(30.00%)	(41.00%)
Tax credits claimed	1.00%	2.00%
Other	(2.00%)	1.00%
Effective income tax rate	0.00%	0.00%